Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

The accounts receivable as at December 31, 2025, is summarized as follows:

	2025	2024
Accounts receivable	$5,386,607	$5,401,944

Provision for doubtful accounts	(356,167)	(220,733)

Net accounts receivable	$5,030,440	$5,181,211